SEGMENT INFORMATION (Schedule of Revenue by Geographical Area Based on Location of Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 90,435	$ 97,035	$ 99,140
Inter-segment revenue
Total revenue	90,435	97,035	99,140
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	64,045	65,863	66,092
Inter-segment revenue	39,563	38,665	42,147
Total revenue	103,608	104,528	108,239
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	26,390	31,172	33,048
Inter-segment revenue	1,629	2,899	3,587
Total revenue	28,019	34,071	36,635
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers
Inter-segment revenue
Total revenue
Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers
Inter-segment revenue	(41,192)	(41,564)	(45,734)
Total revenue	$ (41,192)	$ (41,564)	$ (45,734)